Material Related Party Transactions - Key Management Personnel Remuneration (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of remuneration of key management personnel [line items]
Salaries, wages and welfare	¥ 9,796	¥ 12,353	¥ 10,746
Retirement scheme contributions	1,528	1,854	1,458
Remuneration for key management personnel	11,324	14,207	12,204
Directors and supervisors [member]
Disclosure of remuneration of key management personnel [line items]
Remuneration for key management personnel	1,691	1,733	1,590
Senior management [member]
Disclosure of remuneration of key management personnel [line items]
Remuneration for key management personnel	¥ 9,633	¥ 12,474	¥ 10,614